Income Taxes (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
Effective tax rate	(3.50%)	(1.10%)	(1.20%)	(0.60%)	(0.60%)